EARNINGS / LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
EARNINGS / LOSS PER SHARE

(16)	EARNINGS / LOSS PER SHARE

The factors used in the basic and diluted earnings / loss per share computation follow:

	2025	2024
		Restated
Basic and diluted:
Net loss	$(14,842)	$(14,486)

Weighted average common shares outstanding	42,705,299	40,365,075

Earnings (loss) per common share	$(0.35)	$(0.36)

There were 3,952,802 and 3,491,718 stock options and warrants that were anti-dilutive for the years ended December 31, 2025 and December 31, 2024, respectively, due to the net loss position of the Company.